Quarterly Report
December 31, 2021
MFS®  International New Discovery Fund
MIO-Q1

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 0.9%
LISI Group	608,820	$19,650,564
MTU Aero Engines Holding AG	38,986	7,926,483
Saab AB, “B”	568,022	14,444,757
Singapore Technologies Engineering Ltd.	12,378,800	34,538,652
		$76,560,456
Airlines – 0.6%
Auckland International Airport Ltd. (a)	2,773,766	$14,628,093
Enav S.p.A. (a)	4,662,291	20,747,844
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	707,334	9,747,325
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	28,809	5,939,264
		$51,062,526
Alcoholic Beverages – 0.4%
Carlsberg Group	132,479	$22,756,675
China Resources Beer Holdings Co. Ltd.	1,518,000	12,430,097
		$35,186,772
Apparel Manufacturers – 0.5%
Burberry Group PLC	574,654	$14,136,932
Coats Group PLC	5,250,030	4,917,475
Pacific Textiles Holdings Ltd.	38,809,000	18,315,640
		$37,370,047
Automotive – 2.7%
Autoliv, Inc., SDR	72,648	$7,520,804
Cie Plastic Omnium S.A.	319,197	8,307,456
Daikyonishikawa Corp.	332,421	1,690,570
HELLA GmbH & Co. KGaA	117,496	7,972,644
Hero MotoCorp Ltd.	591,167	19,580,272
Koito Manufacturing Co. Ltd.	645,800	34,190,402
Mahindra & Mahindra Ltd.	2,443,663	27,519,938
NGK Spark Plug Co. Ltd	837,800	14,588,485
PT United Tractors Tbk	21,991,700	34,177,594
Stanley Electric Co. Ltd.	871,131	21,802,888
TS Tech Co. Ltd.	997,300	12,259,256
USS Co. Ltd.	1,960,700	30,613,033
		$220,223,342
Biotechnology – 0.1%
Abcam PLC (a)	495,341	$11,619,225
Broadcasting – 0.4%
4imprint Group PLC	170,992	$6,526,783
iClick Interactive Asia Group Ltd. (a)	1,128,842	5,203,962
Nippon Television Holdings, Inc.	767,100	7,789,036
TBS Holdings, Inc.	891,400	12,933,553
		$32,453,334
Brokerage & Asset Managers – 4.0%
ASX Ltd.	329,604	$22,277,735
Bolsa Mexicana de Valores S.A. de C.V.	5,062,500	9,622,842
Daiwa Securities Group, Inc.	10,116,400	57,050,410
Euronext N.V.	228,582	23,746,956
Hargreaves Lansdown PLC	770,285	14,127,491
IPH Ltd.	6,793,970	43,399,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
JAFCO Group Co. Ltd.	65,700	$3,781,048
Japan Exchange Group, Inc.	145,300	3,180,609
Moscow Exchange MICEX-RTS PJSC	7,428,305	15,153,638
Omni Bridgeway Ltd. (a)	5,790,314	15,502,894
Partners Group Holding AG	3,296	5,433,512
Pinnacle Investment Management Group Ltd.	1,139,173	12,937,651
Rathbones Group PLC	1,046,540	28,104,238
Schroders PLC	815,686	39,304,956
TMX Group Ltd.	366,031	37,110,934
		$330,734,040
Business Services – 7.5%
AEON Delight Co. Ltd.	295,700	$8,663,036
Amadeus Fire AG	143,485	29,731,096
Bunzl PLC	774,450	30,242,209
Central Automotive Products Ltd.	47,300	1,222,489
Compass Group PLC (a)	1,325,120	29,612,603
Comture Corp.	667,200	20,938,816
DKSH Holding Ltd.	45,850	3,778,523
Doshisha Co. Ltd.	141,800	1,930,442
Electrocomponents PLC	4,251,051	69,393,362
Eurofins Scientific SE	37,120	4,598,010
Fuji Soft, Inc. (l)	339,500	16,380,292
Fullcast Holdings Co., Ltd. (l)	626,300	13,404,769
Gruppo Mutuionline S.p.A.	81,340	4,067,783
Intertek Group PLC	495,834	37,784,963
Iwatani Corp.	493,800	24,898,200
Johnson Service Group PLC (a)	1,680,493	3,357,356
Karnov Group AB	1,201,680	8,859,126
Kingsoft Cloud Holdings, ADR (a)	308,823	4,863,962
Nomura Research Institute Ltd.	2,417,100	103,698,066
NS Solutions Corp.	3,432,100	105,770,621
Pasona Group, Inc.	495,800	14,223,594
SAN-AI OIL Co. Ltd.	2,719,200	31,558,133
SCSK Corp.	848,700	16,888,414
Sohgo Security Services Co. Ltd.	569,000	22,605,668
Thoughtworks Holding, Inc. (a)	377,191	10,112,491
		$618,584,024
Chemicals – 0.9%
IMCD Group N.V.	231,743	$51,369,532
KH Neochem Co. Ltd.	409,600	11,323,377
Orica Ltd.	1,258,415	12,534,014
		$75,226,923
Computer Software – 3.5%
ARGO GRAPHICS, Inc.	688,500	$19,302,899
Douzone Bizon Co. Ltd. (a)	349,322	21,451,530
OBIC Business Consultants Co. Ltd.	91,900	3,874,772
OBIC Co. Ltd.	817,200	153,451,447
Oracle Corp. Japan	255,700	19,428,132
PCA Corp. (h)	1,398,900	20,199,712
Sage Group PLC	679,854	7,845,765
Totvs S.A.	1,920,700	9,875,915
Wisetech Global Ltd.	734,051	31,285,165
		$286,715,337

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.4%
Alten S.A.	177,143	$31,965,853
Amadeus IT Group S.A. (a)	732,307	49,324,218
Cancom SE	431,801	29,083,208
Elecom Co. Ltd.	705,600	9,280,821
EMIS Group PLC	489,193	9,005,202
Poletowin Pitcrew Holdings, Inc.	415,400	3,741,236
SimCorp A/S	68,114	7,362,973
Temenos AG	86,543	11,971,845
Toshiba Tec Corp.	209,700	8,577,228
Venture Corp. Ltd.	2,727,700	37,061,581
		$197,374,165
Conglomerates – 0.4%
DCC PLC	419,603	$34,361,196
Construction – 3.3%
Bellway PLC	610,687	$27,575,223
Breedon Group PLC	16,317,666	20,982,438
Buzzi Unicem S.p.A.	622,294	13,358,881
Forterra PLC (h)	15,323,819	57,246,693
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,221,736	17,192,941
Ibstock PLC	4,572,917	12,614,551
Kingspan Group PLC	74,417	9,065,442
Marshalls PLC	938,311	8,795,102
PT Indocement Tunggal Prakarsa Tbk	24,754,200	21,015,669
Rinnai Corp.	89,900	8,112,336
Somfy S.A.	110,711	22,209,036
Techtronic Industries Co. Ltd.	1,483,000	29,517,169
Toto Ltd.	145,700	6,700,452
Zhejiang Supor Co. Ltd.	1,754,017	17,129,142
		$271,515,075
Consumer Products – 2.8%
Amorepacific Corp. (a)	208,183	$29,246,318
Dabur India Ltd.	1,800,271	14,047,731
Essity AB	864,312	28,202,777
Kobayashi Pharmaceutical Co. Ltd. (l)	273,600	21,501,730
Lion Corp.	1,082,500	14,464,075
Milbon Co. Ltd.	39,792	1,971,785
Mitsubishi Pencil Co. Ltd.	231,500	2,437,160
PZ Cussons PLC	364,404	1,013,606
T. Hasegawa Co. Ltd. (h)	3,128,400	73,539,021
Takasago International Corp.	161,300	4,052,482
Uni-Charm Corp.	883,600	38,399,691
		$228,876,376
Consumer Services – 1.5%
Anima Holdings S.A. (a)	6,310,954	$9,517,417
Asante, Inc.	170,200	2,544,936
Carsales.com Ltd.	388,726	7,095,894
Heian Ceremony Service Co.	363,967	2,790,741
Localiza Rent a Car S.A.	948,900	9,029,030
MakeMyTrip Ltd. (a)	1,069,505	29,635,984
Meitec Corp.	371,900	21,887,881
Park24 Co. Ltd. (a)	358,200	4,907,617
Seek Ltd.	663,791	15,830,811
Trip.com Group Ltd. (a)	364,981	8,930,802
Webjet Ltd. (a)	2,591,938	9,749,402
		$121,920,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.6%
Mayr-Melnhof Karton AG	133,652	$26,871,951
SIG Combibloc Group AG	2,073,120	57,925,412
Toyo Seikan Group Holdings, Ltd.	1,427,000	17,032,696
Verallia	175,016	6,168,957
Viscofan S.A.	372,627	24,083,041
		$132,082,057
Electrical Equipment – 3.1%
Advantech Co. Ltd.	1,994,191	$28,579,056
Bharat Heavy Electricals Ltd. (a)	14,453,222	11,461,761
Cembre S.p.A. (l)	542,000	21,103,692
Halma PLC	638,318	27,647,851
Legrand S.A.	604,998	70,876,514
LS Electric Co. Ltd. (a)	622,072	29,200,099
OMRON Corp.	208,121	20,734,301
Sagami Rubber Industries Co. Ltd.	264,700	2,227,502
TAKUMA Co. Ltd.	969,000	12,004,042
Voltronic Power Technology Corp.	502,659	28,069,836
		$251,904,654
Electronics – 4.0%
Amano Corp.	246,720	$5,677,370
ASM International N.V.	111,778	49,465,672
ASM Pacific Technology Ltd.	2,199,700	23,767,045
Chroma Ate, Inc.	6,036,000	43,633,209
Fukui Computer Holdings, Inc.	205,100	6,151,395
Hirose Electric Co. Ltd.	87,800	14,761,819
INTER ACTION Corp.	380,400	8,221,111
Iriso Electronics Co. Ltd.	218,500	8,234,352
Kardex Holding AG	98,531	32,439,969
Melexis N.V.	178,211	21,263,210
Silicon Motion Technology Corp., ADR	378,047	35,925,806
Tripod Technology Corp.	8,493,000	38,218,040
WIN Semiconductors Corp.	1,972,000	26,692,956
Zuken, Inc.	559,300	17,990,176
		$332,442,130
Energy - Integrated – 0.1%
Capricorn Energy PLC	2,040,461	$5,200,594
Galp Energia SGPS S.A.	394,349	3,825,193
		$9,025,787
Engineering - Construction – 0.8%
Babcock International Group PLC (a)	1,393,969	$6,011,366
Comsys Holdings Corp.	384,800	8,567,094
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	3,173,291	6,389,821
Doosan Bobcat, Inc. (a)	735,525	25,213,580
JGC Holdings Corp.	257,000	2,147,066
NIPPO Corp.	415,000	14,394,941
Prologis Peroperty Mexico S.A. de C.V., REIT (l)	1,795,595	4,983,696
		$67,707,564
Entertainment – 1.3%
CTS Eventim AG (a)	928,746	$68,145,492
Toei Co. Ltd.	79,400	12,107,068
Toho Co. Ltd.	605,800	25,937,277
		$106,189,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.2%
ARIAKE JAPAN Co. Ltd.	143,600	$7,789,829
AVI Ltd.	4,871,301	22,591,098
Bakkafrost P/f	603,953	40,023,275
Britvic PLC	655,513	8,162,881
Cranswick PLC	596,387	29,884,011
Ezaki Glico Co. Ltd.	454,000	14,445,275
Greencore Group PLC (a)	1,183,806	2,075,031
Gruma S.A.B. de C.V.	815,362	10,453,900
JBS S.A.	1,558,538	10,618,764
Kato Sangyo Co. Ltd.	595,300	17,336,825
Kerry Group PLC	206,732	26,655,016
Kikkoman Corp.	121,900	10,247,527
Morinaga & Co. Ltd.	732,200	23,933,513
Orion Corp. (a)	370,291	32,239,847
S Foods, Inc.	841,000	25,442,754
Shenguan Holdings Group Ltd.	13,203,505	719,648
Tate & Lyle PLC	439,814	3,937,382
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	27,805,488
Universal Robina Corp.	13,463,790	33,796,443
		$348,158,507
Food & Drug Stores – 1.2%
Cosmos Pharmaceutical Corp.	59,200	$8,712,997
Dairy Farm International Holdings Ltd.	6,359,109	18,187,052
JM Holdings Co. Ltd.	253,700	3,632,478
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,362,671
Patlac Corp.	463,300	19,070,899
San-A Co. Ltd.	87,700	3,186,873
Sendas Distribuidora S.A.	1,753,600	4,080,189
Spencer's Retail Ltd. (a)	723,473	965,952
Sugi Holdings Co. Ltd.	234,200	14,190,854
Sundrug Co. Ltd.	849,700	22,197,240
		$97,587,205
Forest & Paper Products – 0.2%
Suzano S.A. (a)	1,122,200	$12,110,492
Furniture & Appliances – 0.8%
Howden Joinery Group PLC	3,162,940	$38,582,151
SEB S.A.	162,083	25,262,362
Zojirushi Corp.	177,300	2,222,608
		$66,067,121
Gaming & Lodging – 1.2%
Flutter Entertainment PLC (a)	317,160	$50,484,730
Shangri-La Asia Ltd. (a)	29,944,000	24,999,576
Tabcorp Holdings Ltd.	5,767,252	21,063,740
		$96,548,046
General Merchandise – 0.7%
B&M European Value Retail S.A.	986,148	$8,462,636
Dollarama, Inc.	841,907	42,136,948
Magazine Luiza S.A.	2,532,159	3,282,260
Seria Co. Ltd.	183,200	5,311,414
		$59,193,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.7%
Admiral Group PLC	212,870	$9,096,270
AUB Group Ltd.	2,735,692	51,271,486
Hiscox Ltd.	1,978,378	23,050,791
Samsung Fire & Marine Insurance Co. Ltd. (a)	174,448	29,643,320
Steadfast Group Ltd.	7,747,030	29,590,846
		$142,652,713
Internet – 1.9%
Allegro.EU S.A. (a)	349,332	$3,354,588
Auto Trader Group PLC	3,909,894	39,162,554
Demae-Can Co. Ltd. (a)(l)	607,900	4,861,932
Kakaku.com, Inc.	289,200	7,718,369
Moneysupermarket.com Group PLC	5,518,542	16,134,385
Proto Corp.	1,137,400	13,576,026
Rakuten Group, Inc.	119,300	1,196,837
Rightmove PLC	2,982,371	32,092,467
Scout24 AG	468,540	32,845,711
Temairazu, Inc. (l)	205,500	9,146,831
		$160,089,700
Leisure & Toys – 0.7%
BANDAI NAMCO Holdings, Inc.	105,300	$8,233,228
DeNA Co. Ltd.	339,900	5,233,095
GungHo Online Entertainment, Inc. (l)	326,600	7,348,003
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	3,561,819
Konami Holdings Corp.	161,300	7,740,381
Thule Group AB	484,513	29,285,866
		$61,402,392
Machinery & Tools – 5.9%
Aalberts Industries N.V.	440,996	$29,250,828
AirTAC International Group	306,000	11,281,310
Azbil Corp.	820,800	37,390,176
Carel Industries S.p.A.	183,606	5,512,518
Fuji Seal International, Inc.	1,662,300	30,607,245
Fujitec Co. Ltd.	1,443,300	31,618,847
Fujitsu General Ltd.	248,000	5,887,925
Fukushima Galilei Co. Ltd.	610,000	25,295,140
GEA Group AG	1,326,234	72,611,929
Haitian International Holdings Ltd.	13,725,000	38,107,643
METAWATER Co. Ltd.	1,086,000	19,099,174
MISUMI Group, Inc.	225,900	9,269,304
MonotaRO Co. Ltd.	778,600	14,031,451
Nabtesco Corp.	815,900	24,151,434
Nissei ASB Machine Co. Ltd.	151,400	4,172,286
NOHMI BOSAI Ltd.	678,100	13,269,609
Obara Group, Inc. (l)	128,500	3,865,166
Rational AG	2,758	2,827,241
Rotork PLC	855,644	4,136,937
Seven Group Holdings Ltd.	854,484	13,428,284
Shima Seiki Manufacturing Ltd.	191,900	3,294,814
Spirax-Sarco Engineering PLC	110,367	23,976,654
T.K. Corp.	828,332	7,560,380
THK Co. Ltd.	133,700	3,223,073
Valmet Oyj	516,500	21,988,982
VAT Group AG	52,411	25,913,168
		$481,771,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.4%
ARATA Corp.	88,400	$3,385,221
AS ONE Corp.	358,400	24,022,116
BML, Inc.	587,500	18,258,824
Burning Rock Biotech Ltd., ADR (a)	285,384	2,719,710
Fleury S.A.	1,261,941	4,075,820
Guangzhou KingMed Diagnostics Group Co. Ltd.	668,700	11,685,082
Hapvida Participacoes e Investimentos S.A.	4,186,300	7,801,399
Hogy Medical Co. Ltd.	79,600	2,255,898
ICON PLC (a)	45,930	14,224,521
Medipal Holdings Corp.	724,100	13,565,466
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	2,310,868
Sonic Healthcare Ltd.	305,949	10,379,521
		$114,684,446
Medical Equipment – 4.3%
Ansell Ltd.	1,061,273	$24,329,790
ConvaTec Group PLC	3,915,066	10,235,478
Demant A.S. (a)	271,692	13,783,079
Eiken Chemical Co. Ltd.	753,900	12,649,109
Fukuda Denshi Co. Ltd.	248,900	18,586,899
Gerresheimer AG	485,954	46,861,006
JEOL Ltd.	279,000	22,289,924
Nakanishi, Inc.	2,268,700	41,772,639
Nihon Kohden Corp.	521,600	14,306,251
Paramount Bed Holdings Co. Ltd.	756,000	12,822,359
PerkinElmer, Inc.	25,787	5,184,734
Shimadzu Corp.	624,700	26,366,326
Smith & Nephew PLC	1,794,613	31,420,388
Sonova Holding AG	115,753	45,209,581
Straumann Holding AG	1,171	2,474,376
Terumo Corp.	520,000	21,969,921
		$350,261,860
Metals & Mining – 0.6%
Deterra Royalties Ltd.	3,908,506	$12,227,624
Iluka Resources Ltd.	2,666,873	19,596,863
MOIL Ltd.	6,090,545	13,854,875
		$45,679,362
Natural Gas - Distribution – 0.9%
China Resources Gas Group Ltd.	5,442,000	$30,743,002
Italgas S.p.A.	5,939,723	40,738,574
		$71,481,576
Network & Telecom – 0.5%
Codan Ltd.	1,527,194	$10,366,656
VTech Holdings Ltd.	3,825,465	29,951,028
		$40,317,684
Other Banks & Diversified Financials – 3.4%
AEON Financial Service Co. Ltd.	2,490,600	$26,891,465
AEON Thana Sinsap Public Co. Ltd.	2,563,700	14,466,620
Allfunds Group PLC (a)	645,334	12,707,592
Banco Santander Chile S.A.	157,118,269	6,316,081
Bancolombia S.A., ADR	188,347	5,949,882
Bank of Kyoto Ltd.	323,000	14,966,443
Chiba Bank Ltd.	2,538,451	14,542,634
Credicorp Ltd.	100,393	12,254,973
E.Sun Financial Holding Co. Ltd.	27,116,892	27,492,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
FinecoBank S.p.A.	988,057	$17,207,201
Grupo Financiero Inbursa S.A. de C.V. (a)(l)	2,689,101	3,220,276
Iress Ltd.	1,560,926	14,195,646
Julius Baer Group Ltd.	391,642	26,171,707
Jyske Bank A.S. (a)	285,747	14,719,091
Metropolitan Bank & Trust Co.	27,226,417	29,739,892
Shizuoka Bank Ltd.	1,025,000	7,324,611
Shriram Transport Finance Co. Ltd.	2,154,616	35,274,699
		$283,441,090
Pharmaceuticals – 1.9%
Daito Pharmaceutical Co. Ltd.	567,500	$14,652,482
Genomma Lab Internacional S.A., “B”	10,386,264	10,895,800
Hypera S.A.	2,281,199	11,578,007
Kalbe Farma Tbk PT	333,929,300	37,838,682
Santen Pharmaceutical Co. Ltd.	2,042,300	24,980,580
Suzuken Co. Ltd./Aichi Japan	339,200	9,790,003
Virbac S.A.	88,791	42,912,091
Yunnan Baiyao Group Co. Ltd.	185,541	3,046,571
		$155,694,216
Pollution Control – 1.2%
Daiseki Co. Ltd.	2,215,440	$98,416,921
Precious Metals & Minerals – 0.4%
Agnico Eagle Mines Ltd.	626,090	$33,255,850
Compania de Minas Buenaventura S.A.A., ADR (a)	392,797	2,875,274
		$36,131,124
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$14,046,053
Wolters Kluwer N.V.	177,849	20,977,041
		$35,023,094
Railroad & Shipping – 0.6%
DFDS A.S. (a)	147,164	$7,862,805
Rumo S.A. (a)	2,763,468	8,811,345
Sankyu, Inc.	610,100	25,299,287
Senko Group Holdings Co. Ltd.	657,300	5,297,028
		$47,270,465
Real Estate – 3.8%
Ascendas India Trust, REIT	12,556,800	$13,231,416
Big Yellow Group PLC, REIT	1,051,241	24,289,027
City Developments Ltd.	2,898,600	14,647,867
Embassy Office Parks REIT	3,371,200	15,402,578
ESR Cayman Ltd. (a)	6,615,600	22,355,876
Hibernia PLC, REIT	4,300,372	6,364,766
LEG Immobilien AG	784,722	109,620,916
Mapletree Commercial Trust, REIT	20,389,600	30,350,395
Shaftesbury PLC, REIT	1,325,995	11,038,023
TAG Immobilien AG	639,688	17,923,089
Unite Group PLC, REIT	3,010,336	45,248,881
		$310,472,834
Restaurants – 1.3%
Cafe de Coral Holdings Ltd.	16,092,000	$28,685,779
Greggs PLC	1,678,687	75,822,874
		$104,508,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Special Products & Services – 0.1%
Midland Holdings Ltd. (a)(h)	43,113,000	$5,197,302
Specialty Chemicals – 6.5%
Air Water, Inc.	783,300	$12,093,722
Borregaard ASA	112,533	2,836,789
Croda International PLC	962,060	131,782,268
Essentra PLC	8,877,252	41,454,526
Japan Pure Chemical Co. Ltd.	41,700	930,936
JCU Corp.	676,100	32,150,456
Kansai Paint Co. Ltd.	1,037,000	22,537,599
Kureha Corp.	137,000	9,789,968
Nihon Parkerizing Co. Ltd.	1,049,600	10,265,148
Nitto Denko Corp.	144,400	11,159,837
NOF Corp.	320,000	16,162,740
Orbia Advance Corp. S.A.B. de C.V.	5,260,384	13,428,745
Sika AG	177,530	73,691,925
SK KAKEN Co. Ltd.	118,100	38,808,833
Symrise AG	759,128	112,614,020
Taisei Lamick Co. Ltd.	219,800	5,224,143
		$534,931,655
Specialty Stores – 2.2%
ABC-Mart, Inc.	192,300	$8,241,667
Esprit Holdings Ltd. (a)	6,185,199	563,189
Just Eat Takeaway (a)	853,350	47,090,494
Just Eat Takeaway.com (a)	75,723	4,177,691
Kitanotatsujin Corp. (l)	1,132,600	3,298,453
Lojas Renner S.A.	2,047,499	8,983,999
Multiplan Empreendimentos Imobiliarios S.A.	5,955,928	20,017,051
Nishimatsuya Chain Co. Ltd. (l)	1,791,800	21,511,569
Ryohin Keikaku Co. Ltd.	1,186,100	18,085,885
Shimamura Co. Ltd.	52,800	4,434,043
Vipshop Holdings Ltd., ADR (a)	810,507	6,808,259
ZOZO, Inc.	1,281,600	39,997,775
		$183,210,075
Telecommunications - Wireless – 1.3%
Cellnex Telecom S.A.	1,905,957	$110,659,982
Telephone Services – 1.0%
Helios Towers PLC (a)	3,888,393	$9,052,591
Hellenic Telecommunications Organization S.A.	2,120,009	39,233,560
Infrastrutture Wireless Italiane S.p.A.	1,249,006	15,122,329
NOS, SGPS S.A.	2,643,538	10,262,968
Telesites S.A.B. de C.V.	5,536,600	5,667,609
		$79,339,057
Tobacco – 0.3%
Swedish Match AB	3,231,010	$25,671,799
Trucking – 2.6%
Freightways Ltd.	1,868,239	$16,442,306
Hamakyorex Co. Ltd.	114,900	2,900,718
Kintetsu World Express, Inc.	277,200	7,205,320
Mainfreight Ltd.	262,213	16,863,471
Seino Holdings Co. Ltd.	3,715,600	37,630,827
SG Holdings Co. Ltd.	3,331,200	77,987,669
Trancom Co. Ltd.	95,100	7,407,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Yamato Holdings Co. Ltd.	1,901,400	$44,679,512
		$211,117,421
Utilities - Electric Power – 0.8%
CESC Ltd.	30,954,810	$36,436,701
Energisa S.A., IEU	1,406,900	11,207,209
Equatorial Energia S.A.	1,668,800	6,774,070
Transmissora Alianca de Energia Eletrica S.A., IEU	1,121,343	7,321,947
		$61,739,927
Utilities - Water – 0.1%
Aguas Andinas S.A., “A”	36,715,629	$6,679,487
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	3,503,667
		$10,183,154
Total Common Stocks		$7,970,150,031
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	2,660,500	$13,020,687
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.07% (v)	231,409,246	$231,409,246
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	1,522,160	$1,522,160

Other Assets, Less Liabilities – 0.1%		8,530,770
Net Assets – 100.0%		$8,224,632,894
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $387,591,974 and $7,828,510,150, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,592,532,318	$—	$—	$2,592,532,318
United Kingdom	1,130,180,387	—	—	1,130,180,387
Germany	400,161,941	138,000,894	—	538,162,835
Australia	377,063,148	—	—	377,063,148
Switzerland	102,337,226	182,672,792	—	285,010,018
France	255,697,799	—	—	255,697,799
Taiwan	239,892,490	—	—	239,892,490
India	204,180,491	—	—	204,180,491
Netherlands	202,331,258	—	—	202,331,258
Other Countries	1,599,376,433	558,743,541	—	2,158,119,974
Mutual Funds	232,931,406	—	—	232,931,406
Total	$7,336,684,897	$879,417,227	$—	$8,216,102,124
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At December 31, 2021, the value of securities loaned was $18,299,824. These loans were collateralized by cash of $1,522,160 and U.S. Treasury Obligations (held by the lending agent) of $17,893,176.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$57,296,296	$—	$—	$—	$(49,603)	$57,246,693
MFS Institutional Money Market Portfolio	45,980,405	594,657,084	409,228,243	362	(362)	231,409,246
Midland Holdings Ltd.	6,537,244	—	—	—	(1,339,942)	5,197,302
PCA Corp.	22,610,843	—	—	—	(2,411,131)	20,199,712
T. Hasegawa Co. Ltd.	74,674,485	—	—	—	(1,135,464)	73,539,021
	$207,099,273	$594,657,084	$409,228,243	$362	$(4,936,502)	$387,591,974
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	22,293	—
Midland Holdings Ltd.	—	—
PCA Corp.	—	—
T. Hasegawa Co. Ltd.	122,592	—
	$144,885	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.